Appendix II: Board and Senior Management Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation [Abstract]
Schedule of Key Management Personnel Compensation
Compensation of the Board of Directors and of the Committees thereof

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros.
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,447,734	—	5,836	5,376,670
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	9,000	—	91,200	—	300,200
Mr. José Javier Echenique Landiríbar	—	120,000	25,000	—	113,600	—	258,600
Mr. Ángel Vilá Boix	1,600,000	—	—	2,390,400	—	18,367	4,008,767
Mr. Juan Ignacio Cirac Sasturain	—	120,000	9,000	—	11,200	—	140,200
Mr. Peter Erskine	—	120,000	17,000	—	113,600	—	250,600
Ms. Sabina Fluxà Thienemann	—	120,000	8,000	—	11,200	—	139,200
Ms. Carmen García de Andrés	—	120,000	19,000	—	22,400	—	161,400
Ms. María Luisa García Blanco	—	120,000	16,000	—	22,400	—	158,400
Mr. Jordi Gual Solé	—	120,000	19,000	—	22,400	—	161,400
Mr. Peter Löscher	—	120,000	14,000	—	33,600	—	167,600
Mr. Ignacio Moreno Martínez	—	120,000	30,000	—	44,800	—	194,800
Ms. Verónica Pascual Boé [7]	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	120,000	35,000	—	124,800	—	279,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. Claudia Sender Ramírez [7]	—	—	—	—	—	—	—

1 Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3 Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4 Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2019 and paid in the year 2020. In reference to the bonus corresponding to 2018, which was paid in 2019, Executive Board Member Mr José María Álvarez-Pallete López perceived 3,478,888 euros and Executive Board Member Mr Ángel Vilá Boix perceived 2,412,000 euros.
5 Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Committee and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Ms. Verónica Pascual Boé and Ms. Claudia Sender Ramírez were appointed Directors of the Company on December 18, 2019.

Likewise, Mr. Luiz Fernando Furlán and Mr. Wang Xiaochu stood down as Board Members on December 18, 2019, reflecting below the payment received (and accrued) by them, in 2019 until the dates mentioned.

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. Luiz Fernando Furlán	—	120,000	11,000	—	11,200	—	142,200
Mr. Wang Xiaochu	—	120,000	—	—	—	—	120,000
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	155,602	—	—	—	—	155,602
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. Peter Erskine	—	20,000	—	—	—	—	20,000
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	—	—
Mr. Jordi Gual Solé	—	—	—	—	—	—	—
Mr. Peter Löscher	—	—	—	—	—	—	—
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Ms. Verónica Pascual Boé	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	305,344	—	—	—	—	305,344
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	—	—

1 Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3 Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2019 and paid in the year 2020 by other companies of the Telefónica Group. 5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group.

Likewise, Mr. Luiz Fernando Furlán and Mr. Wang Xiaochu stood down as Board Members on December 18, 2019, reflecting below the payment received (and accrued) by them, in 2019 until the dates mentioned.

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. Luiz Fernando Furlán	—	85,767	—	—	—	—	85,767
Mr. Wang Xiaochu	—	—	—	—	—	—	—

1 to 6: Definitions of these concepts are those included in the previous table.

Schedule of Long-term Savings Systems of Key Management Personnel Compensation
LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2019
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Benefit Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	6,060	540,968	126,057
Mr. Ángel Vilá Boix	5,377	487,840	66,783

1 Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2 Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Plus Ultra, Seguros Generales y Vida, S.A. de Seguros y Reaseguros (after the merger through absorption of Seguros de Vida y Pensiones Antares, S.A.U. by Plus Ultra), and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.

Schedule of Life Insurance Premiums of Key Management Personnel Compensation	LIFE INSURANCE PREMIUMS (Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	27,509
Mr. Ángel Vilá Boix	13,799

Schedule of PSP of Key Management Personnel Compensation
PSP - First Cycle / 2018-2021

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	421,000
Mr. Ángel Vilá Boix	312,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

PSP - Second Cycle / 2019-2022 (shares allocate in February 2019)

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	468,000
Mr. Ángel Vilá Boix	347,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.